Shareholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Oct. 31, 2017	Oct. 25, 2017	Oct. 20, 2017	Feb. 19, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shareholder's Equity (Textual)
Ordinary shares held by the company					30,843
Ordinary shares issued					5,189	5,189
Net of issuance costs	$ 30,206						$ 30,206
Underwriters' Option [Member]
Shareholder's Equity (Textual)
Ordinary shares issued		216,722
2013 Share Option Plan [Member]
Shareholder's Equity (Textual)
Option plan expire date				Apr. 02, 2023
Increase number of shares reserved under share option plan					2,450,000
Shares available for future grants					388,020	32,700
Ordinary shares issued					614,475
Employee Stock Option [Member]
Shareholder's Equity (Textual)
Weighted average fair values of options granted							$ 8.08
Stock options grant and an exercise term					1 year 5 months 9 days
Restricted Stock Units (RSUs) [Member]
Shareholder's Equity (Textual)
Shares available for future grants						32,700
Weighted average fair values of options granted					$ 7.86	$ 19.68	$ 19.52
Compensation cost					$ 1,887	$ 1,359	$ 1,335
Unrecognized costs related to non-vested share-based compensation					$ 2,187
Recognized over a weighted average period					1 year 15 days
Stock option vesting period					4 years	4 years
Follow-on public offering [Member]
Shareholder's Equity (Textual)
Ordinary shares issued			1,444,814
Offering price per share			$ 19.50
Gross proceeds			$ 28,174
Other offering expenses			$ 1,940
Follow-on public offering [Member] | Exercisable for 30 days [Member]
Shareholder's Equity (Textual)
Ordinary shares issued			216,722
Offering price per share			$ 19.50
2017 Public Offering [Member]
Shareholder's Equity (Textual)
Ordinary shares issued		1,661,536
Net of issuance costs		$ 2,194
Purchase additional shares, for total consideration		$ 30,206